Right of Use Asset and Operating Lease Liability	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Right of Use Asset and Operating Lease Liability [Text Block]

15. Right of Use Asset and Operating Lease Liability

The Company has lease agreements for its offices, and buildings for its data centers in Sweden and Quebec, Canada, in addition to electrical equipment in Sweden.

Right of use assets

	2025	2024

Cost	$12,704	$12,465
Accumulated amortization	(7,158)	(4,877)
Net carrying value	$5,546	$7,588

Lease liabilities

	2025	2024

Current	$2,645	$2,304
Non-current	3,095	5,334
	$5,740	$7,638
	2025	2024

Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	2.42	3.39
	2025	2024

2025	$-	$2,680
2026	2,900	2,576
2027	2,014	1,900
2028	981	1,005
2029	251	245
Total undiscounted lease liabilities	6,146	8,406
Interest on lease liabilities	(406)	(768)
Total present value of minimum lease payments	$5,740	$7,638
Lease liability - current portion	$2,645	$2,304
Lease liability	$3,095	$5,334

The Company incurred the following lease costs which were recorded in operating and maintenance costs in the consolidated statements of (loss) income and comprehensive (loss) income:

	2025	2024

Variable lease costs (CPI adjustments)	$281	$176
Operating lease costs:
Depreciation of lease assets	2,402	2,181
Interest on lease liabilities	392	511
Total lease costs	$3,075	$2,868

Cash paid for amounts included in the measurement of lease liabilities:

	2025	2024

Cash flows from operating leases	$2,794	$2,687